Financial Risk Management - Additional Information (Detail) t in Thousands, oz in Millions, $ in Millions		12 Months Ended
	Feb. 17, 2026 oz	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) t	Jun. 30, 2024 USD ($)	Jun. 30, 2026 AUD ($) t	Jun. 30, 2026 CAD ($) t	Jun. 30, 2026 GBP (£) t	Jun. 30, 2026 BRL (R$) t	Jun. 30, 2026 EUR (€) t	Jun. 30, 2026 USD ($) t	Jun. 30, 2026 CLP ($) t
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 21,543							$ 23,625
Percentage of borrowings exposed to floating interest rate		99.00%	98.00%
Proceeds from streaming arrangement liability		$ 4,300	$ 0	$ 0
Weighted average interest rate payable		USD SOFR +1.32 per cent	USD SOFR +1.30 per cent
Contingent consideration receivables			$ 0							131
Blackwater And Daunia Gain On Divestment [Member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration receivables			$ 122							$ 67
Compania Minera Antamina S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Ownership Interest		33.75%	33.75%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage					1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk			$ 72							$ 46
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, amount					$ 0.01	$ 0.01	£ 0.01	R$ 0.01	€ 0.01		$ 10
Effect on equity and profit after taxation, due to reasonable possible change in risk			$ 29							$ 31
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage			10.00%
Commodity price risk [member] | Steelmaking Coal [Member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage					10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk										$ 30
Commodity price risk [member] | Forward commodity and other derivative contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net fair value of financial assets and (liabilities)			$ 1							$ 1
Commodity price risk [member] | Provisionally priced contract [member]
Disclosure of detailed information about financial instruments [line items]
Tonnes of copper exposure | t			419		423	423	423	423	423	423	423
Effect on equity and profit after taxation, due to reasonable possible change in risk			$ 268							$ 371
Fixed interest rate not swapped to floating rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			525							$ 200
Fixed interest rate not swapped to floating rate [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 541
Streaming Arrangements [Member] | Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Proportion of Silver	20.00%
Streaming Arrangements [Member] | Wheaton Precious Metals Ltd [Member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from streaming arrangement liability		$ 4,300
Streaming Arrangements [Member] | Compania Minera Antamina S.A. [member] | Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Proportion production delivered	33.75%
Fixed payable rate	90.00%
Streaming Arrangements [Member] | Compania Minera Antamina S.A. [member] | Wheaton Precious Metals Ltd [Member] | Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Ounces Of Silver Delivered | oz	100
Streaming Arrangements [Member] | Top of range [member] | Compania Minera Antamina S.A. [member] | Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Proportion production delivered	22.50%